Royalty Generation and Project Evaluation - Disclosure of detailed information about project and royalty generation costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	$ 14,946	$ 18,204
Recoveries from partners	(3,962)	(7,398)
Net Expenditures	10,984	10,806
Technical support and project evaluation*
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	2,573	2,361
Recoveries from partners	0	0
Net Expenditures	2,573	2,361
Fennoscandia
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	2,334	2,124
Recoveries from partners	(293)	(759)
Net Expenditures	2,041	1,365
USA
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	5,838	10,397
Recoveries from partners	(3,669)	(6,639)
Net Expenditures	2,169	3,758
USA | Scout Discoveries Corp.
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures		1,527
Eastern Europe and Morocco
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	2,820	2,143
Recoveries from partners	0	0
Net Expenditures	2,820	2,143
South America
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	907	453
Recoveries from partners	0	0
Net Expenditures	907	453
Other
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	474	726
Recoveries from partners	0	0
Net Expenditures	474	726
Administration costs
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	920	1,309
Administration costs | Technical support and project evaluation*
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	112	68
Administration costs | Fennoscandia
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	262	270
Administration costs | USA
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	203	361
Administration costs | Eastern Europe and Morocco
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	298	600
Administration costs | South America
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	28	1
Administration costs | Other
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	17	9
Drilling, technical, and support costs
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	4,049	7,512
Drilling, technical, and support costs | Technical support and project evaluation*
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	277	305
Drilling, technical, and support costs | Fennoscandia
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	608	832
Drilling, technical, and support costs | USA
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	2,610	5,705
Drilling, technical, and support costs | Eastern Europe and Morocco
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	458	409
Drilling, technical, and support costs | South America
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	0	4
Drilling, technical, and support costs | Other
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	96	257
Personnel
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	5,076	5,432
Personnel | Technical support and project evaluation*
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	1,774	1,588
Personnel | Fennoscandia
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	549	573
Personnel | USA
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	1,052	2,019
Personnel | Eastern Europe and Morocco
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	1,445	848
Personnel | South America
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	51	74
Personnel | Other
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	205	330
Property costs
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	3,269	2,571
Property costs | Technical support and project evaluation*
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	0	0
Property costs | Fennoscandia
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	597	140
Property costs | USA
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	1,763	2,018
Property costs | Eastern Europe and Morocco
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	261	56
Property costs | South America
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	598	289
Property costs | Other
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	50	68
Professional costs
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	710	447
Professional costs | Technical support and project evaluation*
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	0	0
Professional costs | Fennoscandia
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	141	124
Professional costs | USA
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	31	124
Professional costs | Eastern Europe and Morocco
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	275	94
Professional costs | South America
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	210	74
Professional costs | Other
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	53	31
Share-based payments
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	577	491
Share-based payments | Technical support and project evaluation*
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	257	200
Share-based payments | Fennoscandia
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	70	77
Share-based payments | USA
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	151	136
Share-based payments | Eastern Europe and Morocco
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	64	55
Share-based payments | South America
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	14	11
Share-based payments | Other
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	21	12
Travel
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	345	442
Travel | Technical support and project evaluation*
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	153	200
Travel | Fennoscandia
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	107	108
Travel | USA
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	28	34
Travel | Eastern Europe and Morocco
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	19	81
Travel | South America
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	6	0
Travel | Other
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	$ 32	$ 19